Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 13,370	£ 12,861
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	12,572	12,032
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	798	829
Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,359	1,954
Active Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,305	1,895
Active Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	54	59
Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,899	1,310
Deferred Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,897	1,308
Deferred Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	2	2
Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	10,112	9,597
Retired Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	9,370	8,829
Retired Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 742	£ 768